SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			9 Months Ended		12 Months Ended
	Dec. 12, 2022	Dec. 22, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs					$ 0	$ 242,000
Income tax provision			0.00%
Statutory tax rate					21.00%	21.00%
Unrecognized tax benefits					$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)			21,097,831	13,381,126	16,879,990	12,731,606
MedTech Acquisition Corp
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash					$ 153,563	$ 200,884
Cash equivalents					0	$ 0
Accretion of carrying value to redemption value					$ 2,171,303
Number of public shares held	23,046,578
Amount removed from trust account	$ 232,370,000
Per share removal from trust account	$ 10.08
Remaining amount held in the trust account	$ 19,700,000
Shares outstanding					1,953,422
Deposited into trust account					$ 78,137
Percent of deposits funded by TriSalus					50.00%
Income tax provision					9.34%	0.00%
Statutory tax rate					21.00%	21.00%
Unrecognized tax benefits					$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties					$ 0	$ 0
Offering costs		$ 14,161,525
MedTech Acquisition Corp | Extension Note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percent of deposits drawn down					50.00%
MedTech Acquisition Corp | Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs related to IPO		13,638,664
MedTech Acquisition Corp | Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive securities attributable to warrants (in shares)					13,266,666
MedTech Acquisition Corp | Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accretion of carrying value to redemption value					$ (2,093,167)
Redemption price per share					$ 10.14	$ 10.00
Number of shares subject to redemption					1,953,422	25,000,000
MedTech Acquisition Corp | Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs		514,106
MedTech Acquisition Corp | Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs		$ 8,755